Organization - Consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,311	$ 1,733	¥ 15,156	¥ 6,477
Restricted cash	277	42	42,518
Accounts receivable, net	5,963	914	20,424
Unbilled receivables	51,825	7,943	62,529
Notes receivable	24,761	3,795	124,176
Inventories, net	2,821	432	4,351
Prepayments and other current assets	229,046	35,103	216,850
Amounts due from related parties	1,144	175	828
Total current assets	663,186	101,637	486,832
Non-current assets:
Long-term investment	353	54
Property and equipment, net	725	111	1,106
Intangible assets, net	536	82	1,560
Right-of-use assets, net	4,195	643	3,219
Total non-current assets	21,635	3,315	5,885
Total Assets	684,821	104,952	492,717
Current liabilities:
Short-term borrowings	33,749	5,172	13,749
Accounts payable	315,729	48,388	304,380
Accrued expenses and other liabilities	132,674	20,333	103,026
Income taxes payable			387
Deferred revenue	81,636	12,511	107,181
Current portion of lease liabilities	1,536	235	3,080
Amounts due to related parties	111,186	17,040	143,958
Total current liabilities	692,606	106,146	675,761
Non-current liabilities:
Amounts due to related parties			33,453
Contingency liability	341	52
Total non-current liabilities	20,052	3,073	33,453
Total Liabilities	712,658	109,219	709,214
VIEs and subsidiary of the VIE
Current assets:
Cash and cash equivalents	593	91	3,382
Restricted cash	277	42	4,148
Accounts receivable, net	3,626	556	11,774
Unbilled receivables	50,361	7,718	41,211
Notes receivable	1,922	295	107,404
Inventories, net	85	13	725
Prepayments and other current assets	131,838	20,205	132,152
Amounts due from related parties	279,139	42,780	95,651
Total current assets	467,842	71,700	396,447
Non-current assets:
Long-term investment	353	54
Property and equipment, net	541	83	1,049
Intangible assets, net	536	82	1,560
Right-of-use assets, net	334	51	3,219
Total non-current assets	1,765	270	5,828
Total Assets	469,607	71,970	402,275
Current liabilities:
Accounts payable	174,704	26,776	185,188
Accrued expenses and other liabilities	90,203	13,824	65,443
Income taxes payable			387
Deferred revenue	17,634	2,702	68,662
Current portion of lease liabilities	334	51	3,080
Amounts due to related parties	468,314	71,772	261,980
Total current liabilities	751,190	115,125	584,740
Non-current liabilities:
Amounts due to related parties			4,320
Contingency liability	341	52
Total non-current liabilities	341	52	4,320
Total Liabilities	¥ 751,531	$ 115,177	¥ 589,060